COMMON STOCK WARRANTS - Schedule of Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Mar. 15, 2021	Oct. 31, 2018	Apr. 30, 2018
Class of Warrant or Right [Line Items]
Warrants exercise price (in dollars per share)		$ 31.50		$ 33.00
Fair value at initial valuation date			$ 40,000,000	$ 40,000,000
Underwriter Warrants
Class of Warrant or Right [Line Items]
Warrants exercise price (in dollars per share)	$ 126.50
Fair value price per share of common stock (in dollars per share)	$ 110.00
Volatility	62.00%
Expected term remaining (years)	4 years
Risk-free interest rate	1.31%
Discount for lack of marketability	20.00%
Dividend yield	0.00%
Fair value at initial valuation date	$ 505,273
Hercules April Warrants
Class of Warrant or Right [Line Items]
Warrants exercise price (in dollars per share)	$ 110.00					$ 110.00
Fair value price per share of common stock (in dollars per share)	$ 101.40
Volatility	70.00%
Expected term remaining (years)	4 years
Risk-free interest rate	2.79%
Discount for lack of marketability	20.00%
Dividend yield	0.00%
Fair value at initial valuation date	$ 208,369
Hercules October Warrants
Class of Warrant or Right [Line Items]
Warrants exercise price (in dollars per share)	$ 143.20				$ 143.13
Fair value price per share of common stock (in dollars per share)	$ 114.60
Volatility	70.00%
Expected term remaining (years)	4 years
Risk-free interest rate	2.94%
Discount for lack of marketability	20.00%
Dividend yield	0.00%
Fair value at initial valuation date	$ 59,292